Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
HFT derivatives
Derivative Assets	$ 289	$ 270
Derivative Liabilities	745	690
Other derivatives
Other, Derivative Assets	16	0
Other, Derivative Liabilities	1	36
Derivative Assets
Total gross current derivative assets	330	322
Total impact of master netting agreements	(132)	(155)
Less: Derivatives classified as held for sale	0	(1)
Derivative Asset, Total	$ 198	166
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative Assets, Current, Derivative Assets, Long-term
Derivative Assets, Current	$ 156	115
Derivative Assets, Long-term	42	51
Derivative Liabilities
Total gross derivative liabilities	781	773
Total impact of master netting agreements	(132)	(155)
Less: Derivatives classified as held for sale	0	(1)
Derivative Liabilities, Total	$ 649	617
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liabilities, Current, Derivative Liabilities, Long-term
Derivative Liabilities, Current	$ 534	526
Derivative Liabilities, Long-term	115	91
Equity derivatives
Other derivatives
Other, Derivative Assets	8	0
Other, Derivative Liabilities	0	2
FX forwards
Other derivatives
Other, Derivative Assets	8	0
Other, Derivative Liabilities	1	34
Power swaps and physical contracts
HFT derivatives
Derivative Assets	51	34
Derivative Liabilities	50	30
Natural gas swaps, futures, forwards, physical contracts
HFT derivatives
Derivative Assets	238	236
Derivative Liabilities	695	660
Regulatory deferral
HFT derivatives
Derivative Assets	25	52
Derivative Liabilities	35	47
Derivative Assets
Total impact of master netting agreements	(1)	(7)
Derivative Liabilities
Total impact of master netting agreements	(1)	(7)
Regulatory deferral | Commodity swaps and forwards
Regulatory deferral
Regulatory deferral, Derivative Assets	22	25
Regulatory deferral, Derivative Liabilities	33	44
Regulatory deferral | FX forwards
HFT derivatives
Derivative Assets	3	27
Derivative Liabilities	2	3
HFT derivatives
Derivative Assets
Total impact of master netting agreements	(131)	(148)
Derivative Liabilities
Total impact of master netting agreements	$ (131)	$ (148)